Discontinued Operations (Details) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 19, 2021	Dec. 31, 2022
Discontinued Operations [Abstract]
Ownership interest percentage	55.00%
Purchase price	$ 325,000	$ 15,441,173